GOLDMAN SACHS TRUST

Goldman Sachs Structured Domestic Equity Funds

Class A, Class B, Class C, Institutional, Service,

Class IR and Class R Shares (as applicable)

of the

Goldman Sachs Structured Large Cap Growth Fund

Goldman Sachs Structured Large Cap Value Fund

Goldman Sachs Structured Small Cap Equity Fund

Goldman Sachs Structured Small Cap Growth Fund

Goldman Sachs Structured Small Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

(collectively, the “Funds”)

Supplement dated March 8, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

Effective immediately, the second paragraphs of the “Summary—Portfolio Management—Portfolio Managers” in each section of the Prospectus with respect to Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Small Cap Growth Fund, Goldman Sachs Structured Small Cap Value Fund and Goldman Sachs Structured U.S. Equity Fund are replaced in its entirety with the following:

Portfolio Managers: Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Effective immediately, in the “Service Providers—Fund Managers” section of the Prospectus, the row relating to Mr. Radchenko in the “Quantitative Investment Strategies Team” table is replaced with the following:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Dennis Walsh Vice President	Portfolio Manager—Structured Large Cap Growth Structured Large Cap Value Structured Small Cap Equity Structured Small Cap Growth Structured Small Cap Value Structured U.S. Equity	Since 2013 2013 2013 2013 2013 2013	Mr. Walsh joined the Investment Adviser as an associate in 2009 and has been a portfolio manager since 2012. Between 2005 and 2007 he worked as a senior developer at Goldman, Sachs & Co. and after that attended the graduate school at Princeton University.

This Supplement should be retained with your Prospectuses for future reference.

STDOMPMSTK 03-13